Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Property, Plant and Equipment
Total	¥ 45,435	¥ 45,540
Less: Accumulated depreciation	(40,086)	(37,050)
Net book value	5,349	8,490		$ 765
Depreciation expenses	4,400	4,800	¥ 4,800
Electronic equipment
Property, Plant and Equipment
Total	16,386	17,363
Office equipment and furniture
Property, Plant and Equipment
Total	6,925	6,706
Leasehold improvements
Property, Plant and Equipment
Total	¥ 22,124	¥ 21,471